Statement of compliance	12 Months Ended
Dec. 31, 2024
Disclosure of statement of compliance [Abstract]
Statement of compliance [Text Block]

2) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") applicable to a going concern. The material accounting policies applied in these consolidated financial statements are presented in note 3 and are based on IFRS effective as at December 31, 2024.

The consolidated financial statements were approved by the Board of Directors of the Company on March 28, 2025.